Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 21,054,835
Due after one year through five years, amortized cost	6,855,513
Due after five years through ten years, amortized cost	2,630,644
Due after ten years, amortized cost	1,161,405
Total	31,702,397
Due in one year or less, amortized cost	100,023
Due after one year through five years, amortized cost	379,957
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	1,039,075
Amortized cost, held-to-maturity securities	1,519,055	¥ 887,149
Due in one year or less, fair value	21,052,114
Due after one year through five years, fair value	6,839,958
Due after five years through ten years, fair value	2,615,937
Due after ten years, fair value	1,165,881
Total	31,673,890
Due in one year or less, fair value	100,650
Due after one year through five years, fair value	384,431
Due after five years through ten years, fair value	0
Due after ten years, fair value	980,495
Total	1,465,576
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	19,242,514
Due after one year through five years, amortized cost	4,160,143
Due after five years through ten years, amortized cost	1,681,312
Due after ten years, amortized cost	107,346
Total	25,191,315
Due in one year or less, amortized cost	100,023
Due after one year through five years, amortized cost	379,957
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	0
Amortized cost, held-to-maturity securities	479,980
Due in one year or less, fair value	19,241,161
Due after one year through five years, fair value	4,151,094
Due after five years through ten years, fair value	1,663,395
Due after ten years, fair value	103,080
Total	25,158,730
Due in one year or less, fair value	100,650
Due after one year through five years, fair value	384,431
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	485,081
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	27,258
Due after one year through five years, amortized cost	220,168
Due after five years through ten years, amortized cost	166,619
Due after ten years, amortized cost	7,512
Total	421,557
Due in one year or less, fair value	27,279
Due after one year through five years, fair value	219,972
Due after five years through ten years, fair value	164,987
Due after ten years, fair value	7,408
Total	419,646
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	82,287
Due after one year through five years, amortized cost	299,366
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	0
Total	381,653
Due in one year or less, fair value	81,742
Due after one year through five years, fair value	291,467
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	373,209
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	1,066,461
Due after one year through five years, amortized cost	269,579
Due after five years through ten years, amortized cost	1,129
Due after ten years, amortized cost	1,126
Total	1,338,295
Due in one year or less, fair value	1,065,814
Due after one year through five years, fair value	267,868
Due after five years through ten years, fair value	1,129
Due after ten years, fair value	1,126
Total	1,335,937
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	452,830
Total	452,830
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	1,039,075
Amortized cost, held-to-maturity securities	1,039,075
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	450,540
Total	450,540
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	980,495
Total	980,495
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	58,246
Total	58,246
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	58,128
Total	58,128
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	30,000
Due after one year through five years, amortized cost	444,413
Due after five years through ten years, amortized cost	374,155
Due after ten years, amortized cost	0
Total	848,568
Due in one year or less, fair value	30,004
Due after one year through five years, fair value	446,606
Due after five years through ten years, fair value	377,181
Due after ten years, fair value	0
Total	853,791
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	154,142
Due after one year through five years, amortized cost	1,275,410
Due after five years through ten years, amortized cost	277,228
Due after ten years, amortized cost	515,890
Total	2,222,670
Due in one year or less, fair value	154,196
Due after one year through five years, fair value	1,276,212
Due after five years through ten years, fair value	278,697
Due after ten years, fair value	526,072
Total	2,235,177
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	452,173
Due after one year through five years, amortized cost	186,434
Due after five years through ten years, amortized cost	130,201
Due after ten years, amortized cost	18,455
Total	787,263
Due in one year or less, fair value	451,918
Due after one year through five years, fair value	186,739
Due after five years through ten years, fair value	130,548
Due after ten years, fair value	19,527
Total	¥ 788,732